GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,390,979		$ 2,284,025		$ 4,758,560	$ 4,844,910	$ 9,212,417	$ 1,998,055
Accumulated deficit	15,986,733				15,986,733		11,228,173	2,015,756
Net loss	$ 2,391,319	$ 2,367,617	$ 2,284,025	$ 2,560,885	$ 4,758,936	$ 4,844,910	$ 9,212,417	$ 1,998,055